Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 160,972	$ 126,895	$ 149,631
Stock Options and Cash-Based Stock Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	334	1,149	2,602
Restricted Share Awards and Cash-Based Restricted Share Unit Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	93,223	92,634	124,212
Performance Share Awards and Cash-Based Performance Share Unit Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	57,767	21,912	14,998
Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 9,648	$ 11,200	$ 7,819